SCHEDULE OF RELATED PARTY BALANCES (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Warisan Khidmat Sdn Bhd [Member]
Related Party Transaction [Line Items]
Accounts payable	[1]		$ 1,484

[1]	Warisan Khidmat Sdn. Bhd. is a company whose shareholdings is entirely held by a Director of Verde Malaysia.